Note 16 - Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 16 - Income Tax (Details) [Line Items]
Deferred Tax Assets, Net	$ 81,080	$ 84,054
Undistributed Earnings of Foreign Subsidiaries	21,642
Unrecognized Tax Benefits	2,519	3,624	$ 3,687
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	2,519	3,624
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	174	$ 106
Recovery Of Income Tax Interest And Penalties	106
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	(971)
Spinoff [Member]
Note 16 - Income Tax (Details) [Line Items]
One-Time Stock-Based Compensation and Transaction Costs	$ 49,465
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	4 years
Minimum [Member] | Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	4 years
Minimum [Member] | Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	3 years
Maximum [Member] | Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	7 years
Maximum [Member] | Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Note 16 - Income Tax (Details) [Line Items]
Income Tax Return Examination Period	5 years